CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 11,996	$ 14,325
Time deposits maturing over three months	5,276	9,911
Marketable securities (note 3)	12,020	9,803
Available-for-sale securities (note 4)	1,603	1,676
Accounts receivable, less allowances for doubtful accounts of $607 and $881 at March 31, 2015 and 2016, respectively	9,208	9,577
Inventories (note 5)	8,114	10,828
Prepaid expenses and other current assets (note 6)	1,658	2,120
Assets held for sale (note 7)	778
Total current assets	50,653	58,240
Property, plant and equipment, net (note 8)	32,352	36,598
Time deposits maturing over twelve months	4,566	1,601
Goodwill (note 9)
Total assets	87,571	96,439
Current liabilities:
Accounts payable	2,228	3,348
Accrued payroll and employee benefits	4,035	4,228
Customer deposits	1,423	2,450
Other accrued liabilities (note 11)	1,289	1,201
Income taxes payable	401	345
Deferred income tax liabilities (note 12)	825	804
Dividend payable	562
Total current liabilities	10,763	12,376
Commitments and contingencies (note 13)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 and 17,031,810 shares issued as of March 31, 2015 and 2016; 16,056,239 and 16,056,239 shares outstanding as of March 31, 2015 and 2016	53,063	53,063
Treasury stock at cost; 975,571 and 975,571 shares as of March 31, 2015 and 2016 (note 16)	(2,513)	(2,513)
Additional paid-in capital	8,005	8,005
Accumulated other comprehensive income	5,305	5,378
Retained earnings	12,948	20,130
Total shareholders' equity	76,808	84,063
Total liabilities and shareholders' equity	$ 87,571	$ 96,439